SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed statements of comprehensive income

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2014
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail notes and finance leases	$—	$9,696	$194,756	$—	$204,452
Interest income on wholesale notes	—	(1,292)	75,742	—	74,450
Interest and other income from affiliates	96,352	220,950	382,145	(262,012)	437,435
Rental income on operating leases	—	108,568	57,346	—	165,914
Other income	—	142,031	7,681	(97,212)	52,500

Total revenues	96,352	479,953	717,670	(359,224)	934,751

EXPENSES
Interest expense:
Interest expense to third parties	124,629	(7,328)	138,650	—	255,951
Interest expense to affiliates	—	245,133	47,356	(262,012)	30,477

Total interest expense	124,629	237,805	186,006	(262,012)	286,428

Administrative and operating expenses:
Fees charged by affiliates	—	40,103	106,648	(97,212)	49,539
Provision (benefit) for credit losses	—	(1,300)	15,424	—	14,124
Depreciation of equipment on operating leases	—	93,549	48,139	—	141,688
Other expenses	1	55,836	767	—	56,604

Total operating expenses	1	188,188	170,978	(97,212)	261,955

Total expenses	124,630	425,993	356,984	(359,224)	548,383

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(28,278)	53,960	360,686	—	386,368
Income tax provision (benefit)	(10,873)	19,097	118,894	—	127,118
Equity in income of consolidated subsidiaries accounted for under the equity method	275,428	240,565	—	(515,993)	—

NET INCOME	258,023	275,428	241,792	(515,993)	259,250
Net income attributed to noncontrolling interest	—	—	(1,227)	—	(1,227)

NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$258,023	$275,428	$240,565	$(515,993)	$258,023

COMPREHENSIVE INCOME	$202,023	$219,428	$194,587	$(412,788)	$203,250
Comprehensive income attributed to noncontrolling interest	—	—	(1,227)	—	(1,227)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$202,023	$219,428	$193,360	$(412,788)	$202,023

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2013
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail notes and finance leases	$—	$572	$180,770	$—	$181,342
Interest income wholesale notes		(1,001)	64,761	—	63,760
Interest and other income from affiliates	69,589	214,317	361,773	(230,722)	414,957
Rental income on operating leases	—	80,765	58,172	—	138,937
Other income	—	135,543	10,088	(86,506)	59,125

Total revenues	69,589	430,196	675,564	(317,228)	858,121

EXPENSES
Interest expense:
Interest expense to third parties	93,941	17	139,259	—	233,217
Interest expense to affiliates	—	212,552	42,275	(230,722)	24,105

Total interest expense	93,941	212,569	181,534	(230,722)	257,322

Administrative and operating expenses:
Fees charged by affiliates	—	45,403	97,508	(86,506)	56,405
Provision (benefit) for credit losses, net	—	(13,380)	7,476	—	(5,904)
Depreciation of equipment on operating leases	—	64,822	49,231	—	114,053
Other expenses	1	36,575	(1,493)	—	35,083

Total administrative and operating expenses	1	133,420	152,722	(86,506)	199,637

Total expenses	93,942	345,989	334,256	(317,228)	456,959

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(24,353)	84,207	341,308	—	401,162
Income tax provision (benefit)	(9,393)	30,212	114,003	—	134,822
Equity in income of consolidated subsidiaries accounted for under the equity method	279,840	225,845	—	(505,685)	—

NET INCOME	264,880	279,840	227,305	(505,685)	266,340
Net income attributed to noncontrolling interest	—	—	(1,460)	—	(1,460)

NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$264,880	$279,840	$225,845	$(505,685)	$264,880

COMPREHENSIVE INCOME	$224,304	$239,262	$192,320	$(430,122)	$225,764
Comprehensive income attributed to noncontrolling interest	—	—	(1,460)	—	(1,460)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$224,304	$239,262	$190,860	$(430,122)	$224,304

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2012
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail notes and finance leases	$—	$11,488	$166,956	$—	$178,444
Interest income on wholesale notes	—	(830)	63,043	—	62,213
Interest and other income from affiliates	7,437	178,848	354,010	(147,832)	392,463
Rental income on operating leases	—	82,280	51,526	—	133,806
Other income	—	113,748	34,780	(81,450)	67,078

Total revenues	7,437	385,534	670,315	(229,282)	834,004

EXPENSES
Interest expense:
Interest expense to third parties	48,848	6,838	163,875	—	219,561
Interest expense to affiliates	255	146,665	35,424	(147,832)	34,512

Total interest expense	49,103	153,503	199,299	(147,832)	254,073

Administrative and operating expenses:
Fees charged by affiliates	—	50,591	92,754	(81,450)	61,895
Provision (benefit) for credit losses, net	—	(563)	45,141	—	44,578
Depreciation of equipment on operating leases	—	65,107	42,729	—	107,836
Other expenses	1	32,999	2,929	—	35,929

Total administrative and operating expenses	1	148,134	183,553	(81,450)	250,238

Total expenses	49,104	301,637	382,852	(229,282)	504,311

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(41,667)	83,897	287,463	—	329,693
Income tax provision (benefit)	(16,327)	33,663	98,776	—	116,112
Equity in income of consolidated subsidiaries accounted for under the equity method	237,276	187,042	—	(424,318)	—

NET INCOME	211,936	237,276	188,687	(424,318)	213,581
Net income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$211,936	$237,276	$187,042	$(424,318)	$211,936

COMPREHENSIVE INCOME	$229,868	$255,208	$204,003	$(457,566)	$231,513
Comprehensive income attributed to noncontrolling interest	—	—	(1,645)	—	(1,645)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$229,868	$255,208	$202,358	$(457,566)	$229,868

Schedule of condensed balance sheets

	Condensed Balance Sheets as of December 31, 2014
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$225,343	$122,644	$—	$347,987
Restricted cash	—	100	858,725	—	858,825
Receivables, less allowance for credit losses	—	1,845,524	10,943,503	—	12,789,027
Affiliated accounts and notes receivable	2,749,776	1,712,656	1,365,447	(5,769,148)	58,731
Equipment on operating leases, net	—	1,128,542	329,783	—	1,458,325
Equipment held for sale	—	121,190	8,510	—	129,700
Investments in consolidated subsidiaries accounted for under the equity method	1,923,861	2,228,741	—	(4,152,602)	—
Goodwill and intangible assets, net	—	89,927	31,279	—	121,206
Other assets	20,778	77,597	51,637	(4,248)	145,764

TOTAL	$4,694,415	$7,429,620	$13,711,528	$(9,925,998)	$15,909,565

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$750,000	$19,128	$3,863,080	$—	$4,632,208
Accounts payable and other accrued liabilities	56,261	2,162,159	860,231	(2,432,710)	645,941
Affiliated debt	—	3,320,828	882,303	(3,340,686)	862,445
Long-term debt	2,348,074	3,644	5,841,321	—	8,193,039

Total liabilities	3,154,335	5,505,759	11,446,935	(5,773,396)	14,333,633
Stockholder's equity	1,540,080	1,923,861	2,264,593	(4,152,602)	1,575,932

TOTAL	$4,694,415	$7,429,620	$13,711,528	$(9,925,998)	$15,909,565

	Condensed Balance Sheets as of December 31, 2013
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$308,507	$389,101	$—	$697,608
Restricted cash	—	100	784,408	—	784,508
Receivables, less allowance for credit losses	—	1,504,614	10,678,667	—	12,183,281
Retained interests in securitized receivables	—	5,202	2,596	(4,945)	2,853
Affiliated accounts and notes receivable	2,245,308	1,780,263	1,462,388	(5,377,811)	110,148
Equipment on operating leases, net	—	636,383	337,924	—	974,307
Equipment held for sale	—	35,035	5,715	—	40,750
Investments in consolidated subsidiaries accounted for under the equity method	1,703,364	1,931,092	—	(3,634,456)	—
Goodwill and intangible assets	—	88,376	33,914	—	122,290
Other assets	23,142	15,857	31,960	—	70,959

TOTAL	$3,971,814	$6,305,429	$13,726,673	$(9,017,212)	$14,986,704

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Short-term debt, including current maturities of long-term debt	$—	$76,869	$4,212,320	$—	$4,289,189
Accounts payable and other accrued liabilities	20,685	2,004,157	798,110	(2,332,446)	490,506
Affiliated debt	—	2,487,997	913,317	(3,050,310)	351,004
Long-term debt	2,499,140	33,042	5,813,406	—	8,345,588

Total liabilities	2,519,825	4,602,065	11,737,153	(5,382,756)	13,476,287
Stockholder's equity	1,451,989	1,703,364	1,989,520	(3,634,456)	1,510,417

TOTAL	$3,971,814	$6,305,429	$13,726,673	$(9,017,212)	$14,986,704

Schedule of condensed statements of cash flows

	Condensed Statements of Cash Flows for the Year Ended December 31, 2014
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(483,934)	$178,599	$556,278	$291,073	$542,016

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(15,819,248)	(15,532,463)	12,300,701	(19,051,010)
Collections of receivables	—	15,480,203	15,062,472	(12,301,398)	18,241,277
Change in restricted cash	—	—	(86,450)	—	(86,450)
Purchase of equipment on operating leases, net	—	(665,734)	(61,902)	—	(727,636)
Expenditures for property and equipment	—	(2,676)	(9)	—	(2,685)

Net cash from (used in) investing activities	—	(1,007,455)	(618,352)	(697)	(1,626,504)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	832,831	(17,759)	(290,376)	524,696
Net change in indebtedness	598,934	(87,139)	(162,821)	—	348,974
Dividends paid to CNH Industrial America LLC	(115,000)	—	—	—	(115,000)
Dividends paid to CNH Industrial Canada Ltd.	—	—	(23,803)	—	(23,803)

Net cash from (used in) financing activities	483,934	745,692	(204,383)	(290,376)	734,867

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	(83,164)	(266,457)	—	(349,621)
CASH AND CASH EQUIVALENTS:
Beginning of year	—	308,507	389,101	—	697,608

End of year	$—	$225,343	$122,644	$—	$347,987

	Condensed Statements of Cash Flows for the Year Ended December 31, 2013
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(899,140)	$480,974	$(68,842)	$904,998	$417,990

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(16,948,609)	(16,438,038)	12,754,787	(20,631,860)
Collections of receivables	—	16,591,756	15,206,469	(12,754,187)	19,044,038
Change in restricted cash	—	—	(65,756)	—	(65,756)
Purchase of equipment on operating leases, net	—	(270,607)	(78,600)	—	(349,207)
Other investing activities	—	(3,279)	(41)	—	(3,320)

Net cash from (used in) investing activities	—	(630,739)	(1,375,966)	600	(2,006,105)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	—	341,327	56,475	(905,598)	(507,796)
Net change in indebtedness	1,099,140	(140,056)	1,248,522	—	2,207,606
Dividends paid to CNH Industrial America LLC	(200,000)	—	—	—	(200,000)

Net cash from (used in) financing activities	899,140	201,271	1,304,997	(905,598)	1,499,810

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	51,506	(139,811)	—	(88,305)
CASH AND CASH EQUIVALENTS:
Beginning of year	—	257,001	528,912	—	785,913

End of year	$—	$308,507	$389,101	$—	$697,608

	Condensed Statements of Cash Flows for the Year Ended December 31, 2012
	CNH Industrial Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(740,547)	$(1,069,674)	$915,730	$1,421,072	$526,581

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(15,802,666)	(17,733,851)	13,897,290	(19,639,227)
Collections of receivables	—	15,499,698	16,703,466	(13,897,223)	18,305,941
Decrease in restricted cash	—	—	43,589	—	43,589
Purchase of equipment on operating leases, net	—	(118,412)	(91,186)	—	(209,598)
Other investing activities	—	(2,300)	(14)	—	(2,314)

Net cash from (used in) investing activities	—	(423,680)	(1,077,996)	67	(1,501,609)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(9,453)	1,543,710	(69,879)	(1,421,139)	43,239
Net change in indebtedness	750,000	(99,563)	473,172	—	1,123,609

Net cash from (used in) financing activities	740,547	1,444,147	403,293	(1,421,139)	1,166,848

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	(49,207)	241,027	—	191,820
CASH AND CASH EQUIVALENTS:
Beginning of year	—	306,208	287,885	—	594,093

End of year	$—	$257,001	$528,912	$—	$785,913